Financing Arrangements - Long term debt and the unamortized discount (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	May 31, 2021
Outstanding principal amount	$ 32,000,000	$ 27,000,000
Add: accreted liability of final payment fee	256,000	125,000
Less: unamortized debt discount, long term	(2,117,000)	(1,618,000)	$ (2,843,308)
Less: current portion of long term debt principal	(4,938,000)	(1,291,000)
Debt—net of current portion	25,201,000	24,216,000
Current portion of long term debt—principal	4,938,000	1,291,000
Less: current portion of unamortized debt discount	(712,000)	(716,000)
Debt—current portion	$ 4,226,000	575,000
Rigetti Holdings Inc [Member]
Outstanding principal amount		27,000,000
Add: accreted liability of final payment fee		121,585
Less: unamortized debt discount, long term		(170,058)
Less: Unamortized debt discount		(2,160,495)
Total debit		24,791,032
Debt - current portion		1,290,538
Debt - net of current portion		23,500,494
Total debit		$ 24,791,032